Business Acquisitions (Details) - Schedule of Final Purchase Price Allocation - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Advanced Veterinary Care of Pasco [Member]
Consideration:
Cash paid prior to the time of closing	$ 1,390,000	$ 850,000
Note Payable	400,000	164,000
Acquisition costs included in general and administrative	39,535	25,315
Recognized amounts of identifiable assets acquired
Inventory	74,405	35,000
Land	144,214
Furniture, fixtures & equipment	64,058	144,904
Trademark (5-year life)	264,500	97,600
Non-compete agreement (2-year life)	44,000	25,500
Client list (5-year life)	220,000	157,000
Total identifiable net assets assumed	1,256,963	460,004
Goodwill	533,037	553,996
Total	$ 1,790,000	1,014,000
Lytle Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		1,342,469
Note Payable		100,000
Acquisition costs included in general and administrative		43,605
Recognized amounts of identifiable assets acquired
Inventory		28,894
Buildings		660,000
Land		120,000
Furniture, fixtures & equipment		22,991
Trademark (5-year life)		40,300
Non-compete agreement (2-year life)		23,200
Client list (5-year life)		116,000
Total identifiable net assets assumed		1,011,385
Goodwill		431,084
Total		1,442,469
Southern Kern Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		2,000,000
Acquisition costs included in general and administrative		34,812
Recognized amounts of identifiable assets acquired
Inventory		25,000
Buildings		425,156
Land		74,844
Furniture, fixtures & equipment		176,862
Trademark (5-year life)		57,800
Non-compete agreement (2-year life)		38,600
Client list (5-year life)		249,000
Total identifiable net assets assumed		1,047,262
Goodwill		952,738
Total		2,000,000
Bartow Animal Clinic [Member]
Consideration:
Cash paid prior to the time of closing		1,305,000
Note Payable		100,000
Acquisition costs included in general and administrative		14,960
Recognized amounts of identifiable assets acquired
Inventory		15,000
Buildings		230,000
Land		60,000
Furniture, fixtures & equipment		171,984
Trademark (5-year life)		49,800
Non-compete agreement (2-year life)		13,900
Client list (5-year life)		90,000
Total identifiable net assets assumed		630,684
Goodwill		774,316
Total		1,405,000
Dietz Family Pet Hospital [Member]
Consideration:
Cash paid prior to the time of closing		450,000
Note Payable		50,000
Acquisition costs included in general and administrative		20,193
Recognized amounts of identifiable assets acquired
Inventory		21,000
Furniture, fixtures & equipment		59,151
Trademark (5-year life)		37,800
Non-compete agreement (2-year life)		12,200
Client list (5-year life)		32,000
Total identifiable net assets assumed		162,151
Goodwill		337,849
Total		500,000
Aberdeen Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		524,683
Note Payable		50,000
Acquisition costs included in general and administrative		17,762
Recognized amounts of identifiable assets acquired
Inventory		20,000
Furniture, fixtures & equipment		145,982
Trademark (5-year life)		18,600
Non-compete agreement (2-year life)		9,700
Client list (5-year life)		25,000
Total identifiable net assets assumed		219,282
Goodwill		355,401
Total		574,683
All Breed Pet Care veterinary clinic [Member]
Consideration:
Cash paid prior to the time of closing		2,077,000
Note Payable		75,000
Acquisition costs included in general and administrative		15,000
Recognized amounts of identifiable assets acquired
Inventory		45,000
Buildings		1,045,000
Land		155,000
Furniture, fixtures & equipment		170,013
Trademark (5-year life)		63,600
Non-compete agreement (2-year life)		31,800
Client list (5-year life)		196,000
Total identifiable net assets assumed		1,706,413
Goodwill		445,587
Total		2,152,000
Pony Express Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		2,908,652
Note Payable		200,000
Acquisition costs included in general and administrative		6,077
Recognized amounts of identifiable assets acquired
Inventory		44,000
Buildings		234,221
Land		265,779
Furniture, fixtures & equipment		253,072
Trademark (5-year life)		276,900
Non-compete agreement (2-year life)		120,400
Client list (5-year life)		556,000
Total identifiable net assets assumed		1,760,372
Goodwill		1,348,280
Total		3,108,652
Williamsburg Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		750,000
Note Payable		100,000
Acquisition costs included in general and administrative		19,196
Recognized amounts of identifiable assets acquired
Inventory		61,196
Furniture, fixtures & equipment		28,202
Trademark (5-year life)		79,500
Non-compete agreement (2-year life)		56,300
Client list (5-year life)		190,000
Total identifiable net assets assumed		415,198
Goodwill		434,802
Total		850,000
Old 41 Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing		1,415,000
Note Payable		50,000
Acquisition costs included in general and administrative		12,820
Recognized amounts of identifiable assets acquired
Inventory		15,804
Buildings		570,000
Land		300,000
Furniture, fixtures & equipment		103,239
Trademark (5-year life)		44,900
Non-compete agreement (2-year life)		17,400
Client list (5-year life)		44,000
Total identifiable net assets assumed		1,095,343
Goodwill		369,657
Total		1,465,000
Valley Veterinary Service Inc [Member]
Consideration:
Cash paid prior to the time of closing		1,390,000
Consideration paid in Common Stock		400,000
Acquisition costs included in general and administrative		39,535
Recognized amounts of identifiable assets acquired
Inventory		74,405
Buildings		445,786
Land		144,214
Furniture, fixtures & equipment		64,058
Trademark (5-year life)		264,500
Non-compete agreement (2-year life)		44,000
Client list (5-year life)		220,000
Total identifiable net assets assumed		1,256,963
Goodwill		533,037
Total		$ 1,790,000